UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09571
                                                     ---------------------

                            Nuveen Senior Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                              SEMIANNUAL REPORT January 31, 2004

NUVEEN SENIOR INCOME FUND
NSL

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.


HIGH CURRENT INCOME
FROM A PORTFOLIO OF
SENIOR CORPORATE LOANS

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: We remain convinced that maintaining a well-balanced portfolio is an important way to help you reduce overall investment risk.

Dear SHAREHOLDER

I am pleased to report that over the period ended January 31, 2004, the Nuveen Senior Income Fund continued to provide you with attractive monthly income, strong total return, and the opportunity for enhanced diversification within your investment portfolio. For more specific information about the performance of the Fund, please see the Portfolio Managers' Perspective and Performance Overview sections of this report.

In the current environment, we remain convinced that a well-balanced portfolio, structured and monitored with the help of an investment professional, can be an important tool in helping to reduce overall investment risk and position yourself to achieve your long-term financial goals. In this context, the senior loans in your Nuveen Fund can represent an important element of diversification within an overall portfolio crafted to perform well through a variety of market conditions.

As in past letters, I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

                                        /s/ Timothy R. Schwertfeger

                                        Timothy R. Schwertfeger
                                        Chairman of the Board

                                        March 15, 2004

NUVEEN SENIOR INCOME FUND (NSL)

Managers' PERSPECTIVE

The Nuveen Senior Income Fund is managed by Gunther Stein and Lenny Mason of Symphony Asset Management, an indirect wholly owned subsidiary of Nuveen Investments, Inc. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here they review the prevailing economic conditions and performance of NSL for the period ended January 31, 2004.

WHAT HAS BEEN THE GENERAL MARKET ENVIRONMENT FOR SENIOR CORPORATE LOANS OVER THE PERIOD ENDED JANUARY 31, 2004?

During most of 2003, the senior loan market - sometimes called the leveraged loan market - was one of the strongest in ten years, as many companies benefited from signs of an economic recovery, improved access to capital and increased M&A lending activity. The CSFB Leveraged Loan Index1 returned 2.26% in the fourth quarter 2003, and 11.01% for the calendar year - the highest yearly return since 1993. The index posted a gain during each month of 2003 and the first month of 2004, and all industry sectors within the index had positive returns for the fourth quarter and full year 2003. The improving economy and company fundamentals helped the leveraged loan default rate in 2003 to decline to 2.3%, down from 4.5% in 2002. The syndicated leveraged loan market in 2003 had $166 billion of new issuance, up from $139 billion in 2002. Secondary market loan trading volume rose to $138 billion for 2003 from the previous record $117 billion in 2001.

IN THIS ENVIRONMENT, HOW DID NSL PERFORM?

For the twelve months ended January 31, 2004, the Nuveen Senior Income Fund produced a total return on net asset value (NAV) of 21.80%. Over the same period, the unmanaged, unleveraged CSFB Leverage Loan Index posted a total return of 10.67%.

The Fund's total return performance for this period benefited from the strong overall performance of the leveraged loan market. As noted, rising prices were prevalent across nearly all industry sectors and ratings classes. The Fund's performance relative to the index also benefited from the Fund's use of leverage. Leveraging can add volatility to a Fund's net asset value and share price. However, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders.


1 The CSFB Leveraged Loan Index consists of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower.

The solid performance of several Fund holdings, including Washington Group, Conseco, Airgate, RCN, Centennial Cellular and Wyndham, also helped enhance overall total return performance during the period.

WHAT STRATEGIES DID YOU EMPLOY IN MANAGING THE FUND?

We continued to follow a value-oriented management strategy. That includes a review of a company's fundamentals, cash flow and asset quality. Since the new-issue market was robust over most of the period, we put an emphasis on purchasing high-quality new issue loans with what we judged to be strong asset coverage, solid business fundamentals and above average London Interbank Offered Rate (LIBOR) spreads. We also continued to evaluate the entire portfolio on a regular basis in an attempt to eliminate positions which we thought had the potential for credit problems, general weakness, limited upside potential or significant downside risk.

NUVEEN SENIOR INCOME FUND

Performance
  OVERVIEW As of January 31, 2004

NSL

PORTFOLIO STATISTICS
==================================================
Share Price                                  $9.32
--------------------------------------------------
Common Share Net Asset Value                 $8.29
--------------------------------------------------
Premium/Discount                            12.42%
--------------------------------------------------
Latest Dividend                             $.0430
--------------------------------------------------
Market Yield                                 5.54%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $246,715
--------------------------------------------------

                                        % OF TOTAL
TOP FIVE ISSUERS(1)                    INVESTMENTS
==================================================
Conseco, Inc.                                 2.8%
--------------------------------------------------
Fort James Corporation                        2.5%
--------------------------------------------------
D.R. Horton, Inc.                             2.4%
--------------------------------------------------
MGM Grand                                     2.3%
--------------------------------------------------
Charter Communications Operating, LLC         2.3%
--------------------------------------------------

                                        % OF TOTAL
TOP FIVE INDUSTRIES                    INVESTMENTS
==================================================
Hotels, Motels, Inns & Gaming                10.7%
--------------------------------------------------
Printing & Publishing                         7.6%
--------------------------------------------------
Healthcare                                    7.1%
--------------------------------------------------
Beverage, Food & Tobacco                      7.0%
--------------------------------------------------
Automotive                                    6.9%
--------------------------------------------------

ANNUALIZED TOTAL RETURN
INCEPTION DATE 10/26/99
==================================================
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        32.14%        21.80%
--------------------------------------------------
Since Inception                7.23%         5.81%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Feb                             0.043
Mar                             0.043
Apr                             0.043
May                             0.043
Jun                             0.043
Jul                             0.043
Aug                             0.043
Sep                             0.043
Oct                             0.043
Nov                             0.043
Dec                             0.043
Jan                             0.043


Line Chart:
SHARE PRICE PERFORMANCE

1/31/03                          7.51
                                 7.58
                                 7.58
                                 7.62
                                 7.8
                                 7.83
                                 7.75
                                 7.78
                                 8.04
                                 8
                                 8.08
                                 8.03
                                 7.96
                                 8.11
                                 8.25
                                 8.36
                                 8.48
                                 8.25
                                 8.1
                                 8.38
                                 8.42
                                 8.32
                                 8.41
                                 8.55
                                 8.65
                                 8.75
                                 8.77
                                 8.89
                                 8.97
                                 8.78
                                 8.45
                                 8.77
                                 8.76
                                 8.9
                                 8.87
                                 8.86
                                 8.89
                                 8.8
                                 8.74
                                 8.84
                                 8.95
                                 8.98
                                 9.38
                                 9.28
                                 9.27
                                 9.26
1/31/04                          9.32

Weekly Closing Price
Past performance is not predictive of future results.

(1)  Top 5 Issuers excluding short-term investments.

Shareholder
      MEETING REPORT


The Shareholder Meeting was held on October 22, 2003, in Chicago at Nuveen's headquarters.

                                                                                                                   NSL
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                         Common and       Preferred
                                                                                                   Preferred shares   shares voting
                                                                                                    voting together        together
                                                                                                         as a class      as a class
====================================================================================================================================
William E. Bennett
   For                                                                                                   27,011,123              --
   Withhold                                                                                                 528,537              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660              --
====================================================================================================================================
Robert P. Bremner
   For                                                                                                   27,009,723              --
   Withhold                                                                                                 529,937             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                   27,009,490              --
   Withhold                                                                                                 530,170              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660              --
====================================================================================================================================
Jack B. Evans
   For                                                                                                   27,011,123              --
   Withhold                                                                                                 528,537              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                                                   27,006,490             --
   Withhold                                                                                                 533,170             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================
William L. Kissick
   For                                                                                                   27,011,123             --
   Withhold                                                                                                 528,537             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                                                   27,010,123             --
   Withhold                                                                                                 529,537             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================
Peter R. Sawers
   For                                                                                                   27,008,490             --
   Withhold                                                                                                 531,170             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================


                                        5

Shareholder
     MEETING REPORT (continued)


                                                                                                                   NSL
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                                                         Common and       Preferred
                                                                                                   Preferred shares   shares voting
                                                                                                    voting together        together
                                                                                                         as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                                                           --          1,836
   Withhold                                                                                                      --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --          1,836
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                           --          1,836
   Withhold                                                                                                      --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --          1,836
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                   27,009,123             --
   Withhold                                                                                                 530,537             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================
Sheila W. Wellington
   For                                                                                                   27,009,123             --
   Withhold                                                                                                 530,537             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 27,539,660             --
====================================================================================================================================

                            Nuveen Senior Income Fund (NSL)
                            Portfolio of
                                   INVESTMENTS January 31, 2004 (Unaudited)
                                                                                            RATINGS*
                                                                                       -----------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         MOODY'S       S&P   MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) AND INTEREST
                BEARING SECURITIES - 152.7% (95.1% OF TOTAL ASSETS)


                AEROSPACE/DEFENSE - 3.6% (2.2% OF TOTAL ASSETS)

$       1,510   DeCrane Aircraft Holdings, Inc., Term Loan D                               B3         B-   12/17/06    $  1,400,528
        4,138   United Defense Industries, Inc., Term Loan B                              Ba2         BB   08/13/09       4,165,984
          224   Vought Aircraft Industries, Inc., Term Loan B                             Ba3         B+   06/30/07         224,559
          156   Vought Aircraft Industries, Inc., Term Loan C                             Ba3         B+   06/30/08         156,796
        2,933   Vought Aircraft Industries, Inc., Term Loan X                             Ba3         B+   12/31/06       2,938,718
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,886,585
------------------------------------------------------------------------------------------------------------------------------------


                AUTOMOTIVE - 10.9% (6.8% OF TOTAL ASSETS)

        1,224   Federal-Mogul Corporation, Term Loan A (b)                                 NR         NR   02/24/04       1,118,367
        5,551   Federal-Mogul Corporation, Term Loan B (b)                                 NR         NR   02/24/05       5,028,032
        4,480   Meridian Automotive Systems, Term Loan A                                   NR         NR   06/30/06       4,418,384
        6,796   Metaldyne Company/Metalync Company, LLC, Term Loan D                       B2        BB-   12/31/09       6,820,173
        3,046   MetalForming Technologies, Inc., Term Loan A                               NR         NR   09/30/07       2,893,481
        1,070   MetalForming Technologies, Inc., Term Loan B (PIK)                         NR         NR   09/30/07         642,231
        3,448   Tenneco Inc, Term Loan B                                                   B1          B   12/12/10       3,505,747
        1,552   Tenneco Inc, Term Loan B-1                                                 B1          B   12/12/10       1,577,586
          990   United Components, Inc., Term Loan C                                       B1        BB-   06/30/10       1,002,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         27,006,376
------------------------------------------------------------------------------------------------------------------------------------


                BEVERAGE, FOOD & Tobacco - 11.2% (7.0% OF TOTAL ASSETS)

        1,878   Birds Eye Foods, Inc., Term Loan B                                        Ba3         B+   08/20/08       1,898,572
        1,875   Constellation Brands, Inc., Term Loan B                                   Ba1         BB   11/30/08       1,898,828
        1,860   Dean Foods Company, Term Loan B                                           Ba1        BB+   07/15/08       1,883,418
        4,950   Del Monte Corporation, Term Loan B                                        Ba3        BB-   12/20/10       5,015,588
        7,000   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B-2                    B1         NR   12/19/10       7,099,166
        1,000   DS Waters Enterprises, LP, Term Loan                                       B1         B+   11/07/09       1,015,625
        1,378   Eagle Family Foods, Inc., Term Loan                                        B2          B   12/31/05       1,352,929
        4,000   Jack in the Box Inc., Term Loan B                                         Ba2         BB   01/09/10       4,042,500
        1,000   Michael Foods, Inc., Term Loan B                                           B1         B+   11/20/10       1,014,792
          988   Nellson Nutraceutical, Inc., Term Loan                                     B1         B+   10/04/09         994,906
          333   Reddy Ice Group, Inc., Supplemental Term Loan                              B1         B+   08/15/09         336,171
          998   Reddy Ice Group, Inc., Term Loan                                           B1         B+   08/17/09       1,008,514
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         27,561,009
------------------------------------------------------------------------------------------------------------------------------------


                BROADCASTING/CABLE - 6.7% (4.2% OF TOTAL ASSETS)

        4,000   Century Cable Holdings, LLC, Discretionary Term Loan (b)                 Caa1         NR   12/31/09       3,961,500
        1,640   Century Cable Holdings, LLC, Revolver (b)                                Caa1         NR   10/25/10       1,599,000
        2,000   Century Cable Holdings, LLC, Revolver (b)                                Caa1         NR   10/25/10       1,950,000
        5,265   Charter Communications Operating, LLC, Incremental Term Loan               B2          B   09/18/08       5,187,364
        2,000   Charter Communications Operating, LLC, Term Loan A                         B2          B   09/18/07       1,948,250
        1,980   Charter Communications Operating, LLC, Term Loan B                         B2          B   03/18/08       1,954,001
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,600,115
------------------------------------------------------------------------------------------------------------------------------------


                BROADCASTING/RADIO - 0.7% (0.4% OF TOTAL ASSETS)

        1,733   Emmis Communications Corporation, Term Loan B                             Ba2         B+   08/31/09       1,755,513
------------------------------------------------------------------------------------------------------------------------------------


                BROADCASTING/TELEVISION - 0.8% (0.5% OF TOTAL ASSETS)

        2,000   Gray Television, Term Loan C                                              Ba2         B+   12/31/10       2,020,250
------------------------------------------------------------------------------------------------------------------------------------


                                       7


                            Nuveen Senior Income Fund (NSL) (continued)
                                   Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                            RATINGS*
                                                                                       -----------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         MOODY'S       S&P   MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BUILDINGS & Real Estate - 6.2% (3.9% OF TOTAL ASSETS)

$       3,000   D.R. Horton, Inc., Bond, 10.500%                                          Ba1         BB   04/01/05    $  3,247,500
        6,000   D.R. Horton, Inc., Bond, 8.375%                                           Ba1         BB   06/15/04       6,150,000
        2,000   Kaufman & Broad Home Corporation, Bond, 7.750%                            Ba1        BB+   10/15/04       2,075,000
        1,973   Lennar Corporation, Term Loan C                                          Baa3         NR   12/15/08       1,982,953
        1,955   Williams Scotsman, Inc., Term Loan                                         B1        BB-   12/31/06       1,961,846
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,417,299
------------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS, PLASTICS & Rubber - 3.4% (2.1% OF TOTAL ASSETS)

        1,995   Buckeye Technologies, Inc., Term Loan B                                    B1        BB-   03/15/08       2,007,469
          899   CP Kelco ApS, Inc., Term Loan B                                            B3          B   03/31/08         905,866
          294   CP Kelco ApS, Inc., Term Loan C                                            B3          B   09/30/08         296,138
        1,404   Ethyl Corporation, Term Loan                                              Ba3         B+   04/30/09       1,415,348
        1,735   Polymer Group, Inc., Term Loan                                             NR         NR   12/31/06       1,748,968
        1,990   Rockwood Specialties Group, Inc., Term Loan C                              B1         B+   12/08/10       2,001,194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,374,983
------------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS, PACKAGING & Glass - 7.4% (4.6% OF TOTAL ASSETS)

        1,900   Crown Cork & Seal, Term Loan B-1                                          Ba3         NR   02/26/08       1,926,125
        6,975   Graham Packaging Company, Term Loan B (Tranche 1)                          B2          B   02/14/10       7,060,016
        5,387   Smurfit-Stone Container Corporation, Term Loan B                           B2         NR   06/30/09       5,434,604
          330   Smurfit-Stone Container Corporation, Term Loan C                           B2         NR   06/30/09         333,277
        1,044   United States Can Company, Term Loan A                                     B2          B   01/04/06       1,047,314
        2,455   United States Can Company, Term Loan B                                     B2          B   01/04/06       2,463,588
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,264,924
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED MANUFACTURING - 5.4% (3.3% OF TOTAL ASSETS)

        2,985   Amsted Industries Incorporated, Term Loan B                                B1        BB-   10/15/10       3,004,123
        1,990   Eaglepicher Incorporated, Term Loan B                                      B2         B+   08/07/09       2,012,388
        4,563   GenTek Inc., Term Loan                                                     NR         NR   11/10/08       4,587,372
        5,426   Western Industries Holding Inc., Term Loan B                               NR         NR   06/23/06       3,662,819
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,266,702
------------------------------------------------------------------------------------------------------------------------------------


                DURABLE CONSUMER PRODUCTS - 1.6% (1.0% OF TOTAL ASSETS)

        3,791   Jostens, Inc., Term Loan B                                                Ba3         B+   07/29/10       3,830,436
------------------------------------------------------------------------------------------------------------------------------------


                ECOLOGICAL - 2.7% (1.7% OF TOTAL ASSETS)

        6,489   Allied Waste North America, Inc., Term Loan B                             Ba3         BB   01/15/10       6,595,548
------------------------------------------------------------------------------------------------------------------------------------


                ELECTRONICS & ELECTRONIC SERVICES - 2.3% (1.4% OF TOTAL ASSETS)

        5,500   Xerox Corporation, Bond, 5.875%                                            B1         B+   05/15/04       5,568,750
------------------------------------------------------------------------------------------------------------------------------------


                FARMING & AGRICULTURAL - 2.3% (1.4% OF TOTAL ASSETS)

        1,414   Seminis Vegetable Seeds, Inc., Term Loan B                                Ba3        BB-   09/29/09       1,418,853
        3,387   Shemin Holdings Corporation, Term Loan B                                   NR         NR   01/28/07       3,150,287
        1,000   The Scotts Company, Term Loan                                             Ba1         BB   09/30/10       1,013,661
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,582,801
------------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE - 11.3% (7.1% OF TOTAL ASSETS)

        2,191   Alaris Medical Systems, Inc., Term Loan                                    B1         BB   06/30/09       2,217,196
          881   Alderwoods Group, Inc., Term Loan B                                        B1        BB-   09/29/08         894,168
          998   Community Health Systems, Inc., Incremental Term Loan                     Ba3        BB-   01/16/11       1,007,787
        4,444   Community Health Systems, Inc., Term Loan B                               Ba3        BB-   07/16/09       4,512,073
        2,032   Fisher Scientific International Inc., Term Loan C                         Ba3        BB+   03/31/10       2,046,813
        1,995   Hanger Orthopedic, Term Loan B                                             B1         B+   09/30/09       2,015,573
        3,000   HCA Inc, 6.910% - 06/2005                                                 Ba1       BBB-   06/15/05       3,161,763
        3,980   Kinetic Concepts, Inc., Term Loan B                                        B1        BB-   08/11/10       4,039,702
        3,500   Mariner Health Care, Inc., Term Loan                                      Ba3        BB-   01/02/10       3,535,000


                                        8

                                                                                            RATINGS*
                                                                                       -----------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         MOODY'S       S&P   MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,995   Quintiles Transnational Corp., Term Loan B                                 B1        BB-   06/26/08    $  2,037,394
        2,643   Triad Hospitals, Inc., Term Loan B                                        Ba3         BB   09/30/08       2,673,740
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         28,141,209
------------------------------------------------------------------------------------------------------------------------------------


                HOTELS, MOTELS, INNS & GAMING - 17.1% (10.7% OF TOTAL ASSETS)

        5,000   Aladdin Gaming, LLC, Term Loan C                                         Caa1         NR   02/26/08       4,525,000
        5,000   Alliance Gaming Corporation, Term Loan B                                   B1        BB-   09/05/09       5,052,083
        2,402   Ameristar Casino, Inc., Term Loan B                                       Ba3        BB-   12/20/06       2,416,277
        2,370   Argosy Gaming Company, Term Loan B                                        Ba2         BB   07/31/06       2,382,949
          875   International Game Technology, Bond, 7.875%                              Baa3        BBB   05/15/04         889,348
        1,920   Isle of Capri Casinos, Inc., Term Loan                                    Ba2        BB-   04/26/08       1,937,215
        2,000   Mandalay Resort Group, Bond, 6.450%                                       Ba2        BB+   02/01/06       2,100,000
        8,798   MGM Grand, Bond, 6.95%                                                    Ba1        BB+   02/01/05       9,193,910
        1,443   Park Place Entertainment, Bond, 7.875%                                    Ba2        BB-   12/15/05       1,547,618
        4,002   Penn National Gaming, Term Loan D                                          B1        BB-   09/01/07       4,045,651
        1,190   Wyndham International, Inc., Term Loan 1                                   NR         NR   06/30/06       1,155,490
        7,039   Wyndham International, Inc., Term Loan 2                                   NR         NR   04/01/06       6,890,851
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         42,136,392
------------------------------------------------------------------------------------------------------------------------------------


                INSURANCE 4.5% (2.8% OF TOTAL ASSETS)

        5,030   Conseco, Inc., Tranche A-1                                               Caa1         B-   09/10/09       5,067,382
        1,509   Conseco, Inc., Tranche B-1                                               Caa1         B-   09/10/10       1,523,987
        4,675   GAB Robbins North America, Inc., Term Loan B                               NR         NR   12/01/05       4,441,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,032,619
------------------------------------------------------------------------------------------------------------------------------------


                LEISURE & ENTERTAINMENT - 2.9% (1.8% OF TOTAL ASSETS)

        7,000   Fitness Holdings Worldwide, Inc., Term Loan B                              B1          B   07/01/09       7,087,500
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 2.2% (1.4% OF TOTAL ASSETS)

        2,339   Rexnord, Term Loan                                                         B1         B+   11/25/09       2,356,492
        2,992   Terex Corporation, Incremental Term Loan                                   B1        BB-   12/31/09       2,995,810
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,352,302
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 4.1% (2.5% OF TOTAL ASSETS)

        1,990   CanWest Media Inc., Term Loan D                                            NR         B+   05/15/09       2,011,092
        3,491   Rainbow Media Holdings, LLC, Term Loan C                                  Ba2        BB+   03/31/09       3,524,337
        2,435   Regal Cinemas Corporation, Term Loan D                                    Ba2        BB-   06/30/09       2,466,434
        2,000   Vivendi Universal Entertainment, Term Loan B                              Ba2        BB+   06/30/08       2,018,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,019,988
------------------------------------------------------------------------------------------------------------------------------------


                MINING, STEEL, IRON, AND NON-PRECIOUS METALS - 2.4% (1.5% OF TOTAL ASSETS)

        2,000   Ispat Inland LP, Term Loan B                                             Caa1         B-   07/16/05       1,941,666
        2,000   Ispat Inland LP, Term Loan C                                             Caa1         B-   07/16/06       1,941,666
        1,985   Peabody Energy Corporation, Term Loan B                                   Ba1        BB+   03/19/10       2,010,846
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,894,178
------------------------------------------------------------------------------------------------------------------------------------


                NATURAL RESOURCES/OIL & GAS - 1.7% (1.0% OF TOTAL ASSETS)

        3,972   Tesoro Petroleum Corp., Term Loan B                                       Ba3         NR   04/15/08       4,103,248
------------------------------------------------------------------------------------------------------------------------------------


                NON-DURABLE CONSUMER PRODUCTS - 2.9% (1.8% OF TOTAL ASSETS)

        6,767   Norwood Promotional Products, Inc., Term Loan A                            NR         NR   02/01/05       6,327,387
        6,025   Norwood Promotional Products, Inc., Term Loan B                            NR         NR   02/01/05         813,423
        1,459   Norwood Promotional Products, Inc., Term Loan C                            NR         NR   02/01/05          43,763
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,184,573
------------------------------------------------------------------------------------------------------------------------------------


                                       9


                            Nuveen Senior Income Fund (NSL) (continued)
                                   Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                            RATINGS*
                                                                                       -----------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         MOODY'S       S&P   MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS - 4.2% (2.6% OF TOTAL ASSETS)

$       1,072   California Pollution Control Financing Authority, CanFibre of              NR         NR   07/01/19    $    192,943
                  Riverside Project, Bonds (a)(b)(c)

        1,985   California Pollution Control Financing Authority, CanFibre of              NR         NR   07/01/14         357,301
                  Riverside Project, Bonds (a)(b)(c)

        9,500   Fort James Corporation, Bond, 6.625%                                      Ba2        BB+   09/15/04       9,761,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,311,494
------------------------------------------------------------------------------------------------------------------------------------


                PERSONAL & MISCELLANEOUS SERVICES - 4.9% (3.0% OF TOTAL ASSETS)

        4,401   Adams Outdoor Advertising Limited Partnership, Term Loan B                 B1         B+   02/01/08       4,426,007
        3,000   Lamar Media Corp., Term Loan B                                            Ba2        BB-   06/30/10       3,031,250
        3,000   Sola International Inc., Term Loan B                                      Ba3        BB-   12/11/09       3,045,000
        1,504   Weight Watchers International, Inc., Term Loan                            Ba1         BB   03/31/10       1,515,820
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,018,077
------------------------------------------------------------------------------------------------------------------------------------


                PRINTING & PUBLISHING - 12.1% (7.7% OF TOTAL ASSETS)

        6,766   American Media Operations, Inc., Term Loan C                              Ba3         B+   04/01/07       6,850,983
        2,975   Dex Media East, LLC, Term Loan B                                           B1        BB-   11/10/08       3,011,933
        5,661   Dex Media West, LLC, Term Loan B                                           B1        BB-   03/09/10       5,748,151
        4,500   Media News Group, Term Loan                                               Ba3         BB   12/30/10       4,550,625
        3,505   PRIMEDIA, Inc., Term Loan B                                                NR          B   06/30/09       3,466,740
        4,455   R.H. Donnelley , Term Loan B-2                                            Ba3         NR   06/30/10       4,513,890
        1,910   Sun Media Corporation, Term Loan B                                        Ba2         BB   02/07/09       1,920,585
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         30,062,907
------------------------------------------------------------------------------------------------------------------------------------


                RESTAURANTS & FOOD SERVICE - 1.8% (1.1% OF TOTAL ASSETS)

        4,353   Domino's, Inc., Term Loan                                                  B1         B+   06/25/10       4,424,381
------------------------------------------------------------------------------------------------------------------------------------


                RETAIL/CATALOG - 0.2% (0.1% OF TOTAL ASSETS)

          742   Micro Warehouse, Inc., Term Loan A                                         NR         NR   01/30/07         378,636
        2,165   Micro Warehouse, Inc., Term Loan B                                         NR         NR   01/30/07          43,301
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            421,937
------------------------------------------------------------------------------------------------------------------------------------


                RETAIL/SPECIALTY - 0.8% (0.5% OF TOTAL ASSETS)

        2,000   Rite Aid Corporation, Term Loan                                           Ba3         BB   04/30/08       2,044,000
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATIONS/CELLULAR/PCS - 5.6% (3.5% OF TOTAL ASSETS)

          393   Airgate PCS, Inc., Tranche I Loan                                          B2         NR   06/06/07         385,157
        5,016   Airgate PCS, Inc., Tranche II Loan                                         B2         NR   09/30/08       4,915,961
        8,434   Centennial Cellular Operating Company, LLC, Term Loan A                    B2          B   11/30/06       8,410,828
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,711,946
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) - 2.6% (1.6% OF TOTAL ASSETS)

        6,613   RCN Corporation, Term Loan B                                             Caa3         NR   06/03/07       6,436,492
        5,000   WCI Capital Corporation, Term Loan B (a)(b)                                NR         NR   09/30/07          12,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,448,992
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATIONS/HYBRID - 1.7% (1.1% OF TOTAL ASSETS)

        1,750   Nextel Communications Inc., Term Loan A                                   Ba2         BB   12/31/07       1,741,051
        2,500   Nextel Finance Company, Term Loan E                                       Ba2         BB   12/15/10       2,533,009
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,274,060
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.2% (0.1% OF TOTAL ASSETS)

          458   Arch Wireless Holding, Inc., Subordinated Secured Compounding Notes (PIK)  NR         NR   05/15/09         528,779
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION/RAIL MANUFACTURING - 3.2% (2.0% OF TOTAL ASSETS)

        7,760   Laidlaw Inc., Term Loan B-1                                               Ba3        BB+   06/19/09       7,861,850
------------------------------------------------------------------------------------------------------------------------------------


                                       10

                                                                                            RATINGS*
                                                                                       -----------------
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         MOODY'S       S&P   MATURITY**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.1% (0.7% OF TOTAL ASSETS)

$       1,739   Sensus Metering Systems, Inc., Term Loan B-1                               B2         B+   12/17/10    $  1,756,520
          261   Sensus Metering Systems, Inc., Term Loan B-2                               B2         B+   12/17/10         263,473
          780   Westar Energy, Term Loan B                                                Ba1         NR   01/01/09         784,370
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,804,363
------------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests and Interest Bearing
                  Securities (cost $384,165,161)                                                                        376,596,086
                --------------------------------------------------------------------------------------------------------------------

                                                                                                                             MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EQUITIES - 4.3% (2.7% OF TOTAL ASSETS)


                AUTOMOTIVE - 0.0% (0.0% OF TOTAL ASSETS)

          280   MetalForming Technologies, Inc., Equity Shares, 279,642 shares (a)                                               --
------------------------------------------------------------------------------------------------------------------------------------


                BUILDINGS & REAL ESTATE - 1.4% (0.9% OF TOTAL ASSETS)

           72   Washington Group International, Inc., Equity Shares (a)                                                   2,675,547
            5   Washington Group International, Inc., Warrants, Series A (a)                                                 58,244
            6   Washington Group International, Inc., Warrants, Series B (a)                                                 55,210
            3   Washington Group International, Inc., Warrants, Series C (a)                                                 25,459
           --   Washington Group International, Inc., Residual Unsecured Claim (a)(d)                                       628,497
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,442,957
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED MANUFACTURING - 0.9% (0.6% OF TOTAL ASSETS)

           59   GenTek Inc, Equity Shares, 58,724 shares (a)                                                              2,293,172
           --   GenTek Inc, Warrant Class A, 112 Shares (a)                                                                     373
           --   GenTek Inc, Warrant Class B, 59 Shares (a)                                                                      324
           --   GenTek Inc, Warrant Class C, 29 Shares (a)                                                                      213
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,294,082
------------------------------------------------------------------------------------------------------------------------------------


                INSURANCE 1.9% (1.2% OF TOTAL ASSETS)

          175   Conseco, Inc., Preferred Equity Shares, 174,820 shares (a)                                                4,589,025
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) - 0.0% (0.0% OF TOTAL ASSETS)

           --   Teligent, Inc., Equity Shares, 50 Shares (a)                                                                105,000
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.1% (0.0% OF TOTAL ASSETS)

            7   Arch Wireless Holding, Inc., Equity Shares (a)                                                              149,254
------------------------------------------------------------------------------------------------------------------------------------
                Total Equities (cost $9,502,617)                                                                         10,580,318
                --------------------------------------------------------------------------------------------------------------------


                                       11


                            Nuveen Senior Income Fund (NSL) (continued)
                                   Portfolio of INVESTMENTS January 31, 2004 (Unaudited)
    PRINCIPAL                                                                                                STATED          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                             MATURITY           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 2.6% (1.6% OF TOTAL ASSETS)

 $     6,471    State Street Repurchase Agreement, 0.92%, dated 1/30/04, due 2/02/04,                      02/02/04    $  6,470,972
============      repurchase price $6,471,468, collateralized by U.S. Treasury Bonds
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $6,470,972)                                                            6,470,972
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $400,138,750) - 159.6% (99.4% of total assets)                                   393,647,376
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                      2,067,344
                --------------------------------------------------------------------------------------------------------------------
                Borrowings Payable - (41.7)%+                                                                          (103,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Taxable Auctioned Preferred Shares, at Liquidation Value - (18.6)%                                      (46,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $246,714,720
                ====================================================================================================================

                    NR   Not rated.

                    * Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally
                         (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the certificate of deposit rate.

                         Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                    (a) At or subsequent to January 31, 2004, this issue was non-income producing.

                    (b) At or subsequent to January 31, 2004, this issue was under the protection of the federal bankruptcy court.

                    (c) On January 1, 2002, CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

                    (d) Anticipates future distributions from equities and warrants.

                   (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" security increases principal outstanding.

                    + Borrowings payable as a percentage of total assets is 26.0%.


                                 See accompanying notes to financial statements.


                            Statement of
                                ASSETS AND LIABILITIES January 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $400,138,750)                                                                       $393,647,376
Receivables:
   Interest                                                                                                               2,347,072
   Investments sold                                                                                                         106,964
Other assets                                                                                                                 78,123
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      396,179,535
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                                                                      103,000,000
Management fees payable                                                                                                     133,276
Taxable Auctioned Preferred share dividends payable                                                                          34,778
Other liabilities                                                                                                           296,761
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                 103,464,815
------------------------------------------------------------------------------------------------------------------------------------
Taxable Auctioned Preferred shares, at liquidation value                                                                 46,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $246,714,720
====================================================================================================================================
Common shares outstanding                                                                                                29,771,512
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                                                             $       8.29
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    297,715
Paid-in surplus                                                                                                         282,832,210
Undistributed net investment income                                                                                       2,808,697
Accumulated net realized gain (loss) from investments                                                                   (32,732,528)
Net unrealized appreciation (depreciation) of investments                                                                (6,491,374)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $246,714,720
====================================================================================================================================
Authorized shares:
   Common                                                                                                                 Unlimited
   Taxable Auctioned Preferred                                                                                            Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                  OPERATIONS Six Months Ended January 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                                $11,317,341
Fees                                                                                                                        576,039
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                  11,893,380
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           1,657,659
Taxable Auctioned Preferred Shares - auction fees                                                                            54,150
Taxable Auctioned Preferred Shares - dividend disbursing agent fees                                                           3,025
Shareholders' servicing agent fees and expenses                                                                               3,472
Interest expense                                                                                                            583,446
Commitment fees                                                                                                             169,997
Custodian's fees and expenses                                                                                                77,948
Trustees' fees and expenses                                                                                                     829
Professional fees                                                                                                           135,139
Shareholders' reports - printing and mailing expenses                                                                        33,234
Stock exchange listing fees                                                                                                   7,842
Investor relations expense                                                                                                    5,941
Other expenses                                                                                                               22,333
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense waivers                                                            2,755,015
   Custodian fee credit                                                                                                        (656)
   Expense waivers from the Adviser                                                                                        (878,372)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                              1,875,987
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    10,017,393
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                                                (3,709,310)
Change in net unrealized appreciation (depreciation) of investments                                                      15,029,872
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                                                11,320,562
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From net investment income                                                                                                 (259,359)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                                  $21,078,596
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                 CHANGES IN NET ASSETS (Unaudited)
                                                                                                     SIX MONTHS                YEAR
                                                                                                          ENDED               ENDED
                                                                                                        1/31/04             7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                              $ 10,017,393        $ 18,134,957
Net realized gain (loss) from investments                                                            (3,709,310)         (4,858,554)
Change in net unrealized appreciation (depreciation) of investments                                  15,029,872          16,930,021
Distributions to Taxable Auctioned Preferred Shareholders from net investment income                   (259,359)           (664,859)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                               21,078,596          29,541,565
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                           (7,679,846)        (15,887,301)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions              96,447             106,705
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                               13,495,197          13,760,969
Net assets applicable to Common shares at the beginning of period                                   233,219,523         219,458,554
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                        $246,714,720        $233,219,523
====================================================================================================================================
Undistributed net investment income at the end of period                                           $  2,808,697        $     730,509
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                 CASH FLOWS Six Months Ended January 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                                $  21,078,596
Adjustments to Reconcile the Net Increase in Net Assets Applicable to Common Shares from Operations to Net Cash provided by Operating Activities:
   Purchase of investment securities                                                                                   (232,181,352)
   Short-term investment securities, net                                                                                 21,199,589
   Proceeds from disposition of investment securities                                                                   203,876,379
   Accretion/Amortization of bond discounts and premiums, net                                                              (547,184)
   Increase in interest receivable                                                                                         (133,928)
   Decrease in receivable from investments sold                                                                           6,116,820
   Decrease in other assets                                                                                                  14,190
   Increase in management fees payable                                                                                        3,706
   Increase in Taxable Auctioned Preferred share dividends payable                                                           25,532
   Decrease in other liabilities                                                                                           (143,025)
   Net unrealized appreciation of investments                                                                           (15,029,872)
   Net realized loss from investments                                                                                     3,709,310
   Net realized gain from paydowns                                                                                         (405,362)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by operating activities                                                                              7,583,399
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                                                                           (7,583,399)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN CASH                                                                                                             --
Cash at the beginning of period                                                                                                  --
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                                             $          --
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Notes to
                                  FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

Nuveen Senior Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the New York Stock Exchange and trade under the ticker symbol "NSL". The Fund was organized as a Massachusetts business trust on August 13, 1999.

The Fund seeks to provide a high level of current income by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund seeks to increase the income available for distribution to Common shareholders by utilizing financial leverage.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of senior loans, bonds and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sale price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. The pricing services value senior loans, bonds and other securities for which current quotations are not readily available at fair value using a wide range of market data and other information and analysis, including the obligor's credit characteristics considered relevant by such pricing service to determine valuations. The Board of Trustees of the Fund has approved procedures which permit Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., to determine the fair value of securities for which the applicable pricing service or services is not providing a price, using market data and other factors such as the obligor's credit characteristics, and to override the price provided by the independent pricing service in certain limited circumstances. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund primarily invests are not listed on an organized exchange and the secondary market for such investments is less liquid relative to markets for other fixed income securities. Consequently, the value of a senior loan, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the primary market is considered the date on which the loan allocations are determined. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2004, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior loans. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing. Fees consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original credit agreement.

Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

The Fund intends to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Taxable Auctioned Preferred Shares

The Fund has issued and outstanding 1,840 Series Th, $25,000 stated value Taxable Auctioned Preferred shares. The dividend rate paid on the Taxable Auctioned Preferred shares may change every 28 days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period.

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended January 31, 2004.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

During the six months ended January 31, 2004, 11,358 Common shares were issued to shareholders due to reinvestment of distributions.

During the fiscal year ended July 31, 2003, 14,141 Common shares were issued to shareholders due to reinvestment of distributions.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) during the six months ended January 31, 2004, aggregated $232,181,352 and $203,876,379, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2004, the cost of investments owned was $400,173,850.

The net unrealized depreciation of investments at January 31, 2004, aggregated $6,526,474 of which $8,294,668 related to appreciated securities and $14,821,142 related to depreciated securities.

The tax components of undistributed net ordinary income and net realized gains at July 31, 2003, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                   $2,019,827
Undistributed net long-term capital gains                                     --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2003, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $16,734,378
Distributions from net long-term capital gains                                --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2003, the Fund's last fiscal year end, the Fund had an unused capital loss carryforward of $28,988,118 available to be applied against future capital gains, if any. If not applied, $18,283,863 of the carryforward will expire in 2010 and $10,704,255 will expire in 2011.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .8500%, which is based upon the average daily managed assets of the Fund. "Managed Assets" means the average daily gross asset value of the Fund, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Taxable Auctioned Preferred shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Taxable Auctioned Preferred shares).

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management ("Symphony"), an indirect wholly owned subsidiary of Nuveen Investments, Inc., under which Symphony manages the investment portfolio of the Fund. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .45% of the average daily Managed Assets for the period October 29, 1999 (commencement of operations) through October 31, 2004, .35% of the average daily Managed Assets for the year ended October 31, 2005, .25% of the average daily Managed Assets for the year ended October 31, 2006, .15% of the average daily Managed Assets for the year ended October 31, 2007, .10% of the average daily Managed Assets for the year ended October 31, 2008, and .05% of the average daily Managed Assets for the year ended October 31, 2009. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2004, there were no such unfunded senior loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in assignments, participations, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to corporations, partnerships, and other entities. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. At January 31, 2004, the Fund held senior loan participation commitments with Bear, Stearns &Co. Inc. and Morgan Stanley Emerging Markets Inc. At January 31, 2004, the par values of the commitments were $2 million and $1.64 million, respectively, while the market values were approximately $1.95 million and $1.6 million, respectively.

8. BORROWINGS

In accordance with its current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Through June 19, 2003, the Fund entered into a $150 million commercial paper program with Nuveen Funding, LLC, a Delaware limited liability company whose sole purpose was the issuance of commercial paper. On June 20th, 2003, the commercial paper program with Nuveen Funding, LLC, was terminated. On June 20, 2003, the Fund entered into a commercial paper program with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to the Fund and to many other borrowers who comprise Falcon's total borrowing base. For the six months ended January 31, 2004, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an average interest rate of 1.12%.

The Fund has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the six months ending January 31, 2004.

Cash paid for interest during the six months ended January 31, 2004, was $619,905.

9. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a dividend distribution of $.0430 per Common share from its net investment income which was paid on March 1, 2004, to shareholders of record on February 15, 2004.

                            Financial
                                  HIGHLIGHTS (Unaudited)

                           Financial
                                 HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                Investment Operations                                     Less Distributions
                           -------------------------------------------------------------------   ---------------------------------
                                                      Distributions   Distributions
                                                           from Net            from                     Net
               Beginning                        Net      Investment         Capital              Investment     Capital
                  Common                  Realized/       Income to        Gains to               Income to    Gains to
                   Share          Net    Unrealized       Preferred       Preferred                  Common      Common
               Net Asset   Investment    Investment          Share-          Share-                  Share-      Share-
                   Value       Income    Gain (Loss)        holders+        holders+     Total      holders     holders      Total
===================================================================================================================================
Year Ended 7/31:
2004(b)            $7.84        $ .34        $  .38           $(.01)            $--      $ .71       $ (.26)        $--     $ (.26)
2003                7.38          .60           .41            (.02)             --        .99         (.53)         --       (.53)
2002                8.13          .68          (.71)           (.04)             --       (.07)        (.68)         --       (.68)
2001                9.47         1.09         (1.29)           (.09)             --       (.29)       (1.03)       (.02)     (1.05)
2000(a)             9.55          .75          (.12)           (.02)             --        .61         (.66)         --       (.66)
===================================================================================================================================
                                                               Total Returns
                                                             -----------------
                                                                         Based
                                                                            on
                                       Ending                           Common
                                       Common                 Based      Share
                                        Share      Ending        on        Net
                      Offering      Net Asset      Market    Market      Asset
                         Costs          Value       Value     Value**    Value**
================================================================================
Year Ended 7/31:
2004(b)                  $  --          $8.29     $9.3200     13.88%      9.16%
2003                        --           7.84      8.4300     25.93      14.25
2002                        --           7.38      7.2000    (21.16)      (.65)
2001                        --           8.13      9.9600     15.35      (3.30)
2000(a)                   (.03)          9.47      9.6250      3.21       6.20
================================================================================
                                                       Ratios/Supplemental Data
                      ----------------------------------------------------------------------------------------------
                                          Before Credit/Waiver              After Credit/Waiver***
                                      ----------------------------      ----------------------------
                                                      Ratio of Net                      Ratio of Net
                                        Ratio of        Investment        Ratio of        Investment
                           Ending       Expenses         Income to        Expenses         Income to
                              Net     to Average           Average      to Average           Average
                           Assets     Net Assets        Net Assets      Net Assets        Net Assets
                       Applicable     Applicable        Applicable      Applicable        Applicable      Portfolio
                        to Common      to Common         to Common       to Common         to Common       Turnover
                      Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
====================================================================================================================
Year Ended 7/31:
2004(b)                  $246,715           2.29%*            7.59%*          1.56%*            8.31%*           56%
2003                      233,220           2.66              7.57            1.90              8.33             80
2002                      219,459           3.12              8.20            2.37              8.95             64
2001                      241,641           4.32             11.74            3.62             12.44             52
2000(a)                   280,479           3.81*             9.82*           3.21*            10.42*            40
====================================================================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common net asset value per share. Total returns are not annualized.

*** After custodian fee credit and expense waivers from the investment adviser, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Taxable Auctioned Preferred shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on bank borrowings as follows:

                                Ratio of Interest
                                          Expense
                                       to Average
                                       Net Assets
                                    Applicable to
                                    Common Shares
                                -----------------
        2004(b)                             .48%*
        2003                                .74
        2002                               1.09
        2001                               2.19
        2000(a)                            2.04*

(a) For the period October 29, 1999 (commencement of operations) through July 31, 2000.

(b)  For the six months ended January 31, 2004.


                                 See accompanying notes to financial statements.


                                  22-23 spread

                      Build Your Wealth
                             AUTOMATICALLY

Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                      Fund
                        INFORMATION



BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

FUND SUB-ADVISER
Symphony Asset
Management
555 California St.
Suite 2975
San Francisco, CA 94104

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

--------
The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended January 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                      Serving Investors
                                FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-C-0104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: April 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: April 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.